Earnings per share (Tables)	12 Months Ended
Jun. 30, 2021
(Loss) / profit per share attributable to equity holders of the parent: (ii)
Schedule of reconciliation between the weighted-average number of common shares outstanding
	June 30, 2021	June 30, 2020	June 30, 2019
Weighted - average outstanding shares	588	575	575
Adjustments for calculation of diluted earnings per share
Treasury shares	-	2	-
Weighted - average diluted common shares	588	577	575

Schedule of basic earnings per share
	June 30, 2021	June 30, 2020	June 30, 2019
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	(22,879)	29,932	(48,819)
Loss for the year of discontinued operations attributable to equity holders of the parent	(7,050)	(8,527)	(6,169)
(Loss) / profit for the year attributable to equity holders of the parent	(29,929)	21,405	(54,988)
Weighted average number of ordinary shares outstanding	588	575	575
Basic earnings per share	(50.86)	37.20	(95.64)

Schedule of diluted earnings per share
	June 30, 2021	June 30, 2020	June 30, 2019
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	(22,879)	29,932	(48,819)
Loss for the year of discontinued operations attributable to equity holders of the parent	(7,050)	(8,527)	(6,169)
(Loss) / profit for the year per share attributable to equity holders of the parent	(29,929)	21,405	(54,988)
Weighted average number of ordinary shares outstanding	588	577	575
Diluted earnings per share	(50.86)	37.10	(95.64)